1290 Avenue of the Americas

New York, NY 10104

Julie Collett

Senior Director and Counsel

(303) 902-9135

LAW DEPARTMENT

October 20, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

Separate Account No. 70 of AXA Equitable Life Insurance Co.

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4

File Nos. 333-220168 and 811-22651

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing herewith Pre-Effective Amendment No. 1 to AXA Equitable’s Form N-4 Registration Statement under the Securities Act of 1933 and Amendment No. 58 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 with respect to Separate Account No. 70 of AXA Equitable.

On August 25, 2017, we filed an initial Registration Statement on Form N-4 describing the new Retirement Cornerstone® Series 17 Series E contract. On October 16, 2017, we received written comments on this filing from Ms. Elisabeth Bentzinger of the Securities and Exchange Commission staff. We provided responses to those comments on October 20, 2017.

On or about November 3, 2017, we intend to file Pre-Effective Amendment No. 2 which will include Company and Separate Account No. 70 financials along with responses to any additional comments from the staff. Based on AXA Equitable’s response to SEC comments, we continue to believe that selective review is warranted and request any additional comments by November 1, 2017. In Pre-Effective Amendment No. 2, we will request effectiveness as of November 10, 2017 or as soon thereafter as practicable.

Please contact the undersigned at (303) 902-9135 or julie.collett@axa-equitable.com if you have any questions.

Very truly yours,

/s/ Julie Collett
Julie Collett

cc:	Elisabeth Bentzinger, Esq.